9. Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

10. CONVERTIBLE NOTES PAYABLE

Certain of the Company’s issued Convertible Notes include anti-dilution provisions that allow for the adjustment of the conversion price. The Company considered the guidance provided by the FASB in “Determining Whether an Instrument Indexed to an Entity’s Own Stock,” the result of which indicates that the instrument is not indexed to the issuer’s own stock. Accordingly, the Company determined that, as the conversion price of the Notes issued in connection therewith could fluctuate based future events, such prices were not fixed amounts. As a result, the Company determined that the conversion features of the Notes issued in connection therewith are not considered indexed to the Company’s stock and characterized the value of the conversion feature of such notes as derivative liabilities upon issuance. The Company has recorded derivative liabilities associated with convertible debt instruments.

As of September 30, 2019, the Company received $400,116 net cash proceeds, from convertible notes. The Company recorded amortization of debt discount of $509,586 and $201,440 related to convertible notes, during the nine months ended September 30, 2019 and the year ended December 31, 2018, respectively.

Convertible notes at September 30, 2019 and December 31, 2018 are summarized below:

	September 30, 2019	December 31, 2018
Convertible Notes Payable – Unrelated Party	$1,991,607	$2,191,800

Discount on Convertible Notes Payable - Unrelated Party	(735,694)	(201,024)
Total	$1,255,913	$1,990,775

Current Portion	881,741	950,775
Long-Term Portion	$374,172	$1,040,000

Note #	Issuance	Maturity	Rate	Default	12/31/2018 Principal Balance	2019 Add Principal	2019 Principal Conversions	2019 Interest Converted	Shares issued upon conversion 2019	2019 Principal Paid with Cash	2019 interest paid in Cash	9/30/19 Principal Balance	Total Interest expense for Nine Months Ended 9/30/2019	Accrued Interest as of 9/30/2019	Conversion price
1	8/21/2008	8/21/2009	12%	Y	150,000	–	–					150,000	13,650	200,258	Short Term
2	3/11/2009	4/29/2014	12%	Y	15,000	–	–					15,000	1,365	19,030	Short Term
7	2/9/2016	2/9/2017	20%	Y	8,485	–	–					8,485	1,287	7,069	$.03 per share or 50% of market
7-1	10/28/2016	10/28/2017	20%	Y	25,000	–	–					25,000	3,792	14,668	$.03 per share or 50% of market
8	3/8/2016	3/8/2017	20%	Y	1,500	–	–					1,500	227	2,915	$.03 per share or 50% of market
9	9/12/2016	9/12/2017	20%	Y	80,000	–	–					80,000	12,133	48,955	$.03 per share or 50% of market
10	1/24/2017	1/24/2018	20%	Y	55,000	–	–					55,000	8,342	29,618	$.25 per share or 50% of market
11	1/27/2017	1/27/2018	20%	Y	2,698	1,500	(4,198)	(9,225)	1,250,000			–	135	1,060	$.25 per share or 50% of market
11-1	2/21/2017	2/21/2018	20%	Y	25,000	6,856	(31,856)	(2,504)	48,749,769			–	1,641	8,425	$.25 per share or 50% of market
11-2	3/16/2017	3/16/2018	20%	Y	40,000	–	(7,537)					32,463	5,681	20,038	$.25 per share or 50% of market
12	4/6/2017	4/6/2018	20%	Y	31,997	–	(31,997)	(2,908)	1,695,400			–	1,600	11,805	$.25 per share or 50% of market
13-1	4/21/2017	4/21/2018	18%	Y	172,000		(129,371)	(3,861)	3,969,066			42,629	6,833	23,847	$.30 per share or 60% of the lowest trading price for 10 days
16	11/27/2017	11/27/2018	12%	Y	–			(119)	26,630			–	–	–	60% of the lowest trading or bid (whichever is lower) price for 20 days
18	1/19/2018	1/19/2019	24%	Y	83,500		(35,428)	–	358,333	(48,072)	(13,857)	–	4,359	0	60% of the lowest trading price for 20 days
20	3/29/2018	3/29/2019	24%	Y	25,100		(25,100)	–	112,844			–	–	–	60% of the lowest trading price for 15 days
21	4/9/2018	4/9/2019	10%	Y	130,206		(2,515)	–	72,901	(127,691)	(22,326)	–	10,939	0	40% discount on the lowest trading price for previous 25 days
22	7/10/2018	1/10/2021	12%	N	1,040,000		–	–	114,013,576	$(200,000)	$(83,232)	800,000	80,633	4,337	$0.04/ share or 40% of the lowest bid price for prior 21 days
22.1	2/21/2019	1/10/2021	12%	N	–	56,616		–				56,616	5,152	5,152
23	7/19/2018	12/31/2018	8%	Y	–			(1,653)				–	–	–	60% of the lowest trading price for 10 days
24	7/19/2018	12/31/2018	8%	Y	–			–				–	–	–	60% of the lowest trading price for 10 days
25	8/13/2018	2/13/2019	12%	Y	78,314			(3,367)				78,314	9,515	12,218	$0.004/ share or 60% of the lowest trading price for prior 21 days
26	8/10/2017	1/27/2018	15%	Y	20,000			–				20,000	2,783	4,871	$.25 per share or 50% of market
27-1-4	12/10/2018	12/10/2019	8%	N	108,000		(53,711)	(3,076)	141,439,120			–	4,344	1,517	60% of the lowest trading price for 10 days
28	12/5/2018	12/5/2019	8%	N	100,000		(56,900)	(2,852)	125,027,981	–	–	43,100	4,544	1,977	55% of the lowest trading price for 15 days
29	5/10/2019	5/10/2020	8%	N	–	150,000	–	–	–	–	–	150,000	6,100	6,100	55% of the lowest trading price for 15 days
30	7/26/2019	7/26/2020	6%	N		73,500	–	–	–	–	–	73,500	797	797	62% of the lowest trading price for 15 days
31	8/28/2019	8/28/2020	8%	N		120,000						120,000	868	868	60% of the lowest trading price for 12 days
RR 1	5/22/2018	5/22/2019	20%	Y	40,000							40,000	6,067	10,222	75% of the lowest closing ask price for the three prior trading days
RR 3.0 and 3.1	8/9/2018	8/9/2019	30%	N	100,000							100,000	22,750	34,750	70% of the lowest closing ask price for the three prior trading days
RR 4	9/13/2018	9/13/2019	30%	N	50,000							50,000	11,375	15,917	70% of the lowest closing ask price for the three prior trading days
RR 5	9/13/2018	9/13/2019	30%	N	50,000							50,000	11,375	15,917	70% of the lowest closing ask price for the three prior trading days

		Convertible Notes Payable			$2,431,800	$408,472	$(378,613)	$(29,565)	$436,715,620	$(375,763)	$(119,414)	$1,991,607	$238,287	$502,331
	Summary	Convertible Notes Payable - Related Party			$–	$–	$–	$–	–	$–	$–	$–	$–	$–
		Total			$2,431,800	$408,472	$(378,613)	$(29,565)	436,715,620	$(375,763)	$(119,414)	$1,991,607	$238,287	$502,331

10.	CONVERTIBLE NOTES PAYABLE

Some of the Convertible Notes issued as described below included an anti-dilution provision that allowed for the adjustment of the conversion price. The Company considered the guidance provided by the FASB in “Determining Whether an Instrument Indexed to an Entity’s Own Stock,” the result of which indicates that the instrument is not indexed to the issuer’s own stock. Accordingly, the Company determined that, as the conversion price of the Notes issued in connection therewith could fluctuate based future events, such prices were not fixed amounts. As a result, the Company determined that the conversion features of the Notes issued in connection therewith are not considered indexed to the Company’s stock and characterized the value of the conversion feature of such notes as derivative liabilities upon issuance.

During 2018, the company received $1,702,603 cash proceeds, from convertible notes payable and repaid $-0- in cash. The company recorded amortization of debt discount of $950,736 related to convertible notes, during the year end December 31, 2018. During 2017, the company received $687,200 cash proceeds, from convertible notes payable and repaid $10,000 in cash. The company recorded amortization of debt discount of $573,605 related to convertible notes, during the year end December 31, 2017

During the year ended December 31, 2018, the Company received conversion notices for $748,571 of convertible debt and $251,733 in interest, penalties and fees, which were converted into 824,162,204 (pre reverse 1500:1 stock split) shares .

Convertible notes at December 31, 2018 and December 31, 2017 are summarized as follows:

	December 31, 2018	December 31, 2017

Convertible Notes Payable – Unrelated Party	$2,026,800	$861,875
Convertible Notes Payable – Related Party	165,000	165,000
Discount on Convertible Notes Payable - Unrelated Party	(201,024)	(245,494)
Total	$1,990,775	$781,381
Current Portion	950,775	781,381
Long-Term Portion	$1,040,000	$–

For the year-ended December 31, 2017:

Convertible Notes Payable – Unrelated Party

On April 17, 2014, the Company entered into an unsecured Convertible Note (“Note 4”) in the amount of $9,000. Note 4 was convertible into Common Shares of the Company at $0.005 per share at the option of the holder. Note 4 bore interest at eight percent per year, matured on June 17, 2014, and was unsecured. All principal and unpaid accrued interest was due at maturity. During the year end December 31, 2016, the note holder converted $3,715 principal and $1,310 accrued interest payable into 1,005,000 shares of common stock at a conversion price of $0.005 per share. And $3,000 of principal is forgiven by the note holder. In addition, the Company agreed to reimburse the holder’s certificate processing cost by adding $1,000 to the principal for each note conversion pursuant to an addendum, dated February 3, 2016. During the first quarter of 2017, the note holder converted $2,785 principal, $1,000 processing cost reimbursement and $102 accrued interest into 777,400 shares of common stock at a conversion price of $0.005 per share. The balance of Note 4 was $2,785 as of December 31, 2016, which was paid in full as of December 31, 2017.

On July 29, 2015, the Company entered into an 8% convertible promissory note (“Note 6”) with an unrelated entity in the amount of $10,000. Note 6 matured on November 26, 2015. The note is convertible into common shares of the Company at the conversion ratio of 50% discount to market or $0.01, if the bid price falls below $0.10. Note 6 and accrued interest totaled $11,666 was paid in full by cash on May 1, 2017. The principal balance on Note 6 at December 31, 2016 and 2017 was $10,000 and zero, respectively. The derivative liabilities was reclassified as additional paid in capital due to the note being paid in cash as of June 30, 2017.

On February 9, 2016, the Company entered into a 15% convertible line of credit (“Note 7”) with an unrelated entity in the amount up to $50,000. On February 9, 2016, the Company received $17,500 cash for the line of credit, matured on February 9, 2017, and unsecured. Note 7 is convertible into common shares of the Company at the conversion ratio of $0.03 or 50% discount of the lowest closing price on the primary trading market on which Company's common stock is quoted for the last five trading days prior to the conversion date, whichever is lower. In January 2017, the Company determined that the conversion features contained in Note 7 carrying value represents a freestanding derivative instrument that meets the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instrument in the note is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instrument of the convertible note was measured using the Binomial-Lattice valuation model as of January 2017 and will do so again on each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date. The derivative liabilities will be reclassified into additional paid in capital upon conversion. See Footnote 10 for more information on derivative liabilities.

Note 7 principal of $6,000 was converted into 200,000 shares of common stock at the end of 2016. During the year ended December 31, 2017, the Company recorded interest expense, late fee of 5% and default interest of 20% related to Note 7 in total amount of $9,258 and amortization of debt discounts in amount of $3,500. The balance of Note 7 was $11,500 with unamortized debt discount of $3,500 as of December 31, 2016, and without unamortized debt discount as of December 31, 2017. Note 7, is currently in default and will incur a late fee of 5% and default interest rate of 20%.

On October 28, 2016, the Company received $25,000 cash pursuant to the terms of Note 7, matures on October 28, 2017 (“Note 7-1”). Note 7-1 was entitled to conversion after April 28, 2017 which met the requirements for liability classification under ASC 815. See Footnote 10 for more information on derivative liabilities.

During the year ended December 31, 2017, the Company recorded interest expense related to Note 7-1 in amount of $11,454 and amortization of debt discount in amount of $18,333. This resulted in an unamortized debt discount of $-0- as of December 31, 2017. The balance of Note 7-1 was $25,000 as of December 31, 2017 and December 31, 2016, respectively. Note 7-1 is currently in default and will incur a late fee of 5% and default interest rate of 20%.

On March 8, 2016, the Company entered into a 15% convertible promissory note in the principal of $50,000 (“Note 8”) with an unrelated entity for services rendered. Note 8 is matured on March 8, 2017, and unsecured. This Note is convertible into common shares of the Company at the conversion ratio of $0.03 or 50% discount of the lowest closing price on the primary trading market on which Company's common stock is quoted for the last five trading days prior to the conversion date, whichever is lower. The Company determined that the conversion features contained in Note 8 carrying value represents a freestanding derivative instrument that meets the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instrument in the note is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instrument of the convertible note was measured using the Binomial-Lattice valuation model at the inception date of the note and will do so again on each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date. The derivative liabilities will be reclassified into additional paid in capital upon conversion. See Footnote 10 for more information on derivative liabilities.

On February 16, 2017, a portion of principal of $6,000 was converted into 200,000 shares of common stock at a conversion price of $0.03 per share.

On April 13, 2017, a portion of principal of $12,853, including $1,000 conversion cost reimbursement, plus accrued interest of $12,247 were converted into 836,667 shares of common stock at a conversion price of $0.03 per share.

On May 4, 2017, a portion of principal of $6,000, including $2,000 conversion cost reimbursement, plus accrued interest of $70 were converted into 202,333 shares of common stock at a conversion price of $0.03 per share.

On July 6, 2017, a portion of principal of $18,147, and $1,000 conversion cost reimbursement, were converted into 704,733 shares of common stock at a conversion price of $0.03 per share.

Note 8 was in default with principal balance of $12,294 as of December 31, 2017. During the year ended December 31, 2017, the Company recorded late fee and default interest related to Note 8 in total amount of $8,748 and amortization of debt discounts in amount of $50,000 The balance of Note 8 was $50,000 with unamortized debt discount of $-0- as of December 31, 2016, and without unamortized debt discount as of December 31, 2017. Note 8, is currently in default and will incur a late fee of 5% and default interest rate of 20%.

On September 12, 2016, the Company entered into a 10% convertible promissory note in the principal of $80,000 (“Note 9”) with an unrelated entity for services rendered. Note 9 is matured on September 12, 2017, and unsecured. This Note is convertible into common shares of the Company at the conversion ratio of $0.03 or 50% discount of the lowest closing bid price on the primary trading market on which Company's common stock is quoted for the last five trading days prior to the conversion date, whichever is lower. The Company determined that the conversion features contained in Note 9 carrying value represents a freestanding derivative instrument that meets the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instrument in the note is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instrument of the convertible note was measured using the Binomial-Lattice valuation model at the inception date of the note and will do so again on each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date. The derivative liabilities will be reclassified into additional paid in capital upon conversion. See Footnote 10 for more information on derivative liabilities. Note 9 is currently in default and will incur a late fee of 5% and default interest rate of 20%.

As a result, Note 9 was discounted in the amount of $80,000 and amortized over the remaining life of this Note. As of September 12, 2017, the note was in default. During the year ended December 31, 2017, the Company recorded late fee and default interest related to Note 9 in total amount of $15,655 and amortization of debt discounts in amount of $80,000. The balance of Note 9 was $80,000 without unamortized debt discount as of December 31, 2016, and $80,000 with unamortized debt discount of $0 as of December 31, 2017. Note 9 is currently in default and will incur a late fee of 5% and default interest rate of 20%.

On January 24, 2017, the Company entered into a 10% convertible promissory note in the principal of $80,000 (“Note 10”) with an unrelated entity for services rendered. Note 10 is matured on January 24, 2018, and unsecured. This Note is convertible into common shares of the Company at the conversion ratio of $0.25 or 50% discount of the lowest closing bid price on the primary trading market on which Company's common stock is quoted for the last ten trading days prior to the conversion date, whichever is lower. As of July 24, 2017 this Note is convertible into common shares of the Company as described above. The Company determined that the conversion features contained in Note 10 carrying value represents a freestanding derivative instrument that meets the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instrument in the note is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instrument of the convertible note was measured using the Binomial-Lattice valuation model at the inception date of the note and will do so again on each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date. The derivative liabilities will be reclassified into additional paid in capital upon conversion. See Footnote 10 for more information on derivative liabilities.

On October 25, 2017, a portion of principal of $15,000, plus $1,500 conversion cost reimbursement, were converted into 1,434,782 shares of common stock at a conversion price of $0.0115 per share.

On November 6, 2017, a portion of principal of $10,000, plus $1,500 conversion cost reimbursement, were converted into 1,212,121 shares of common stock at a conversion price of $0.0825 per share.

As a result, Note 10 was discounted in the amount of $80,000 and amortized over the remaining life of this Note. During the year ended December 31, 2017, the Company recorded amortization of debt discounts in amount of $35,555.56.. During the year ended December 31, 2017, the Company recorded interest expense related to Note 10 in amount of $5,494. The balance of Note 10 was $55,000 with unamortized debt discount of $19,444 as of December 31, 2017. Note 10 is currently in default and will incur a late fee of 5% and default interest rate of 20%.

On January 24, 2017, the Company entered into a 15% convertible line of credit (“Note 11”) with an unrelated entity in the amount up to $250,000. On January 24, 2017, the Company received $50,000 cash for the line of credit, is matured on January 24, 2018, and unsecured. Note 11 is convertible into common shares of the Company at the conversion ratio of $0.25 or 50% discount of the lowest closing price on the primary trading market on which Company's common stock is quoted for the last ten trading days prior to the conversion date, whichever is lower. However, Note 11 is convertible after 6 months of the effective date of this Note, which is July 27, 2017. The Company determined that the conversion features contained in Note 10 carrying value represents a freestanding derivative instrument that meets the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instrument in the note is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instrument of the convertible note was measured using the Binomial-Lattice valuation model at the inception date of the note and will do so again on each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date. The derivative liabilities will be reclassified into additional paid in capital upon conversion. See Footnote 10 for more information on derivative liabilities.

As a result, Note 11 was discounted in the amount of $50,000 and amortized over the remaining life of this Note. During the year ended December 31, 2017, the Company recorded amortization of debt discounts in amount of $43,611. During the year ended December 31, 2017, the Company recorded interest expense related to Note 11 in amount of $7,042. The balance of Note 11 was $50,000 with unamortized debt discount of $6,389 as of December 31, 2017. Note 11 is currently in default and will incur a late fee of 5% and default interest rate of 20%.

On February 21, 2017, the Company received $25,000 cash pursuant to the terms of Note 11, is matured on February 21, 2018 (“Note 11-1”). Note 11 is convertible into common shares of the Company at the conversion ratio of $0.25 or 50% discount of the lowest closing price on the primary trading market on which Company's common stock is quoted for the last ten trading days prior to the conversion date, whichever is lower. However, Note 11-1 is convertible after 6 months of the effective date of this Note, which is August 21, 2017. The Company determined that the conversion features contained in Note 11-1 carrying value represents a freestanding derivative instrument that meets the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instrument in the note is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instrument of the convertible note was measured using the Binomial-Lattice valuation model at the inception date of the note and will do so again on each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date. The derivative liabilities will be reclassified into additional paid in capital upon conversion. See Footnote 10 for more information on derivative liabilities.

As a result, Note 11-1 was discounted in the amount of $25,000 and amortized over the remaining life of this Note. During the year ended December 31, 2017, the Company recorded amortization of debt discounts in amount of $18,833. The balance of Note 11-1 was $0 without debt discount as of December 31, 2016. During the year ended December 31, 2017, the Company recorded interest expense related to Note 11 in amount of $3,260. The balance of Note 11-1 was $25,000 with unamortized debt discount of $6,667 as of December 31, 2017. Note 11-1 is currently in default and will incur a late fee of 5% and default interest rate of 20%.

On March 16, 2017, the Company received $40,000 cash pursuant to the terms of Note 11, is matured on March 16, 2018 (“Note 11-2”). Note 11-2 is convertible into common shares of the Company at the conversion ratio of $0.25 or 50% discount of the lowest closing price on the primary trading market on which Company's common stock is quoted for the last ten trading days prior to the conversion date, whichever is lower. However, Note 11-2 is convertible after 6 months of the effective date of this Note, which is September 16, 2017. The Company determined that the conversion features contained in Note 11-2 carrying value represents a freestanding derivative instrument that meets the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instrument in the note is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instrument of the convertible note was measured using the Binomial-Lattice valuation model at the inception date of the note and will do so again on each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date. The derivative liabilities will be reclassified into additional paid in capital upon conversion. See Footnote 10 for more information on derivative liabilities.

As a result, Note 11-2 was discounted in the amount of $40,000 and amortized over the remaining life of this Note. During the year ended December 31, 2017, the Company recorded amortization of debt discounts in amount of $23,556. The balance of Note 11-2 was $0 without debt discount as of December 31, 2016. During the year ended December 31, 2017, the Company recorded interest expense related to Note 11-2 in amount of $3,260. The balance of Note 11-2 was $40,000 with unamortized debt discount of $16,444 as of December 31, 2017. Note 11-2 is currently in default and will incur a late fee of 5% and default interest rate of 20%.

On April 6, 2017, the Company entered into a 15% convertible promissory note with an unrelated entity in the amount $50,000 (“Note 12”). Note 12 is matured on April 6, 2018, and unsecured. This Note is convertible into common shares of the Company at the conversion ratio of $0.25 or 50% of the lowest trading price on the primary trading market on which Company's common stock is quoted for the last ten trading days prior to the conversion date, whichever is lower. However, Note 12 is convertible after 6 months of the effective date of this Note, which is October 6, 2017. The Company determined that the conversion features contained in Note 12 carrying value represents a freestanding derivative instrument that meets the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instrument in the note is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instrument of the convertible note was measured using the Binomial-Lattice valuation model at the inception date of the note and will do so again on each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date. The derivative liabilities will be reclassified into additional paid in capital upon conversion. See Footnote 10 for more information on derivative liabilities.

On November 8, 2017, a portion of principal of $6,503, plus $1,500 conversion cost reimbursement and $1,036 in interest, were converted into 1,095,636 shares of common stock at a conversion price of $0.0825 per share.

As a result, Note 12 was discounted in the amount of $50,000 and amortized over the remaining life of this Note. During the year ended December 31, 2017, the Company recorded amortization of debt discounts in amount of $30,392.. During the year ended December 31, 2017, the Company recorded interest expense related to Note 12 in amount of $5,043. The balance of Note 12 was $43,478 with unamortized debt discount of $19,608 as of December 31, 2017. Note 12 is currently in default and will incur a late fee of 5% and default interest rate of 20%.

On April 21, 2017, the Company entered into a Securities Purchase Agreement with an unrelated entity, pursuant to which the purchasers agreed to pay the Company an aggregate of up to $600,000 for an aggregate of up to 660,000 in Principal Amount of Notes. The first tranche of $330,000 was closed simultaneously (“Note 13-1”). The proceeds of $300,000, net of $30,000 Original Issuance Discount, was received by the Company. Note 13-1 is convertible into common shares of the Company at the conversion ratio of 60% of the lowest trading price on the primary trading market on which Company's common stock is quoted for the last ten trading days prior to the conversion date. The Company determined that the conversion features contained in Note 13-1 carrying value represents a freestanding derivative instrument that meets the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instrument in the note is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instrument of the convertible note was measured using the Binomial-Lattice valuation model at the inception date of the note and will do so again on each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date. The derivative liabilities will be reclassified into additional paid in capital upon conversion. See Footnote 10 for more information on derivative liabilities.

On October 23 2017, a portion of principal of $5,000, plus $250 in interest, were converted into 383,772 shares of common stock at a conversion price of $0.013680 per share.

On November 14, 2017, a portion of principal of $7,500, plus $375 in interest, were converted into 795,455 shares of common stock at a conversion price of $0.00990 per share.

On December 7, 2017, a portion of principal of $10,000, plus $500 in interest, were converted into 714,286 shares of common stock at a conversion price of $0.01470 per share.

On December 27, 2017, a portion of principal of $20,000, plus $1,000 in interest, were converted into 1,125,402 shares of common stock at a conversion price of $0.013680 per share.

In addition, in connection with this Securities Purchase Agreement, the Company granted purchasers 2,357,143 warrants with exercise price of $0.14 per share (“Warrants A”), 1,885,715 warrants with exercise price of $0.175 per share (“Warrants B”) and 1,571,429 warrants with exercise price of $0.21 per share (“Warrants C”). Warrants A, B and C are exercisable on the grant date and expire in three years, each of which represents 100% of the Principal Amount at the Closing divided by the respective exercise price.  The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. Accordingly, the Company recorded warrant expenses at the fair market value of $219,210 during the year ended December 31, 2017. See footnote 13 for more information.

As a result, Note 13-1 was discounted in the amount of $330,000 and amortized over the remaining life of this Note. During the year ended December 31, 2017, the Company recorded interest expenses related to Note 13-1 in amount of $10,142 and amortization of debt discounts in amount of $293,375. The balance of Note 13-1 was $287,500 with unamortized debt discount of $36,625 as of December 31, 2017. Note 13-1 is currently in default.

On October 6, 2017, the Company entered into a 12% convertible promissory note with an unrelated entity in the amount $82,500, which included an original issue discount of $6,600, for net cash to the company of $75,900 (“Note 14”). Note 14 is matured on July 6, 2018, and unsecured. This Note is convertible into common shares of the Company at the conversion ratio of 40% of the lowest trading price on the primary trading market on which Company's common stock is quoted for the last ten trading days prior to the conversion date. Note 12 is convertible after 9 months of the effective date of this Note, which is October 6, 2018. Neither derivative liability accounting nor beneficial conversion feature will be considered before Note 14 is entitled for conversion. During the year ended December 31, 2017, the Company recorded interest expense related to Note 14 in amount of $2,365 and amortization of debt discounts in amount of $2,079 for the original issue discount of $6,600. The balance of Note 14 was $82,500 unamortized debt discount of $4,521 on the original issue discount as of December 31, 2017.

On November 2, 2017, the Company entered into a 8% convertible promissory note with an unrelated entity in the amount $54,600, with original issue discount of $2,100 for net cash to the company of $52,500 (“Note 15”). Note 15 is matured on November 2, 2018, and unsecured. This Note is convertible into common shares of the Company at the conversion rate of 60% of the lowest trading price on the primary trading market on which Company's common stock is quoted for the last ten trading days prior to the conversion date, whichever is lower. The Company determined that the conversion features contained in Note 15 carrying value represents a freestanding derivative instrument that meets the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instrument in the note is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instrument of the convertible note was measured using the Binomial-Lattice valuation model at the inception date of the note and will do so again on each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date. The derivative liabilities will be reclassified into additional paid in capital upon conversion. See Footnote 10 for more information on derivative liabilities.

As a result, Note 15 was discounted in the amount of $54,600 and amortized over the remaining life of this Note. During the year ended December 31, 2017, the Company recorded amortization of debt discounts in amount of $8,948. The balance of Note 15 was $0 without debt discount as of December 31, 2016. During the year ended December 31, 2017, the Company recorded interest expense related to Note 15 in amount of $716. The balance of Note 15 was $54,600 with unamortized debt discount of $45,652 as of December 31, 2017.

On November 27, 2017, the Company entered into a 12% convertible promissory note with an unrelated entity in the amount $53,800 (“Note 16”). Note 16 is matured on November 27, 2018, and unsecured. This Note is convertible into common shares of the Company at the conversion ratio of 60% of the lowest trading price on the primary trading market on which Company's common stock is quoted for the last 20 trading days prior to the conversion date. Note 14 is convertible immediately. The Company determined that the conversion features contained in Note 16 carrying value represents a freestanding derivative instrument that meets the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instrument in the note is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instrument of the convertible note was measured using the Binomial-Lattice valuation model at the inception date of the note and will do so again on each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date. The derivative liabilities will be reclassified into additional paid in capital upon conversion. See Footnote 10 for more information on derivative liabilities.

As a result, Note 16 was discounted in the amount of $53,800 and amortized over the remaining life of this Note. During the year ended December 31, 2017, the Company recorded amortization of debt discounts in amount of $5,081. The balance of Note 16 was $0 without debt discount as of December 31, 2016. During the year ended December 31, 2017, the Company recorded interest expense related to Note 16 in amount of $610. The balance of Note 16 was $53,800 with unamortized debt discount of $48,719 as of December 31, 2017.

On December 14, 2017, the Company entered into a 8% convertible promissory note with an unrelated entity in the amount $43,478, with original issue discount of $4,378 for net cash to the company of $40,000 (“Note 17”). Note 17 is matured on December 14, 2018, and unsecured. This Note is convertible into common shares of the Company at the conversion rate of 60% of the lowest trading price on the primary trading market on which Company's common stock is quoted for the last ten trading days prior to the conversion date, whichever is lower. The Company determined that the conversion features contained in Note 17 carrying value represents a freestanding derivative instrument that meets the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instrument in the note is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instrument of the convertible note was measured using the Binomial-Lattice valuation model at the inception date of the note and will do so again on each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date. The derivative liabilities will be reclassified into additional paid in capital upon conversion. See Footnote 10 for more information on derivative liabilities.

As a result, Note 17 was discounted in the amount of $43,478 and amortized over the remaining life of this Note. During the year ended December 31, 2017, the Company recorded amortization of debt discounts in amount of $2,053. The balance of Note 17 was $0 without debt discount as of December 31, 2016. During the year ended December 31, 2017, the Company recorded interest expense related to Note 17 in amount of $164. The balance of Note 15 was $43,378 with unamortized debt discount of $41,425 as of December 31, 2017.

Convertible Notes Payable – Related Party

On April 21, 2008, the Company entered into an unsecured Convertible Debenture (“Debenture 1”) with a shareholder in the amount of $150,000. Debenture 1 was convertible into Common Shares of the Company at $0.03 per share at the option of the holder no earlier than August 21, 2008. Debenture 1 bore interest at 12% per year, matured in August 2009, and was unsecured. All principal and unpaid accrued interest was due at maturity. In conjunction with the Debenture 1, the Company also issued warrants to purchase 5,000,000 shares of the Company’s Common Stock at $0.03 per share. The warrants expired on April 20, 2013. As a result, of issued warrants, the Company recorded a $150,000 debt discount during 2008 which has been fully amortized. The Company was in default on Debenture 1, and no warrants had been exercised before expiration. The balance of Debenture 1 was $150,000 and $150,000 at December 31, 2017 and December 31, 2016, respectively. The Company recorded interest expense related to Debenture 1 in amount of $18,000 and $18,000 during the year ended December 31, 2017 and 2016, respectively.

On March 11, 2009, the Company entered into an unsecured Convertible Debenture (“Debenture 2”) with a shareholder in the amount of $15,000. Debenture 2 was convertible into Common Shares of the Company at $0.03 per share at the option of the holder. Debenture 2 bore interest at 12% per year, matured on March 11, 2014, and was unsecured. All principal and unpaid accrued interest was due at maturity. The Company was in default on Debenture 2. The balance of Debenture 2 was $15,000 and $15,000 at December 31, 2017 and December 31, 2016, respectively. The Company recorded interest expense related to Debenture 2 in amount of $1,800 and $1,800 during the years ended December 31, 2017 and 2016, respectively.

Resulting from the tainted issue by the derivative financial instrument of the convertible notes, The Company determined that the conversion features contained in Debenture 1 and Debenture 2 carrying value represents an embedded derivative instrument that meets the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instrument in the note is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instrument of the convertible note was measured using the Binomial-Lattice valuation model at the inception date of the note and will do so again on each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date. The derivative liabilities will be reclassified into additional paid in capital upon conversion. See Footnote 10 for more information on derivative liabilities.

As of December 31, 2017, the Company’s derivative liabilities are embedded derivatives associated with the Company’s convertible notes payable. Due to the Notes’ conversion feature, the actual number of shares of common stock that would be required if a conversion of the note as described in Note 9 was made through the issuance of the Company’s common stock cannot be predicted. As a result, the conversion feature requires derivative accounting treatment and will be bifurcated from the note and “marked to market” each reporting period through the statement of operations.

The Company used the Binomial-Lattice valuation model to measure the fair value of the derivative liabilities as $2,236,656 on December 31, 2017 and will subsequently remeasure the fair value at the end of each period and record the change of fair value in the consolidated statement of operation during the corresponding period.

The valuation of the derivative liabilities attached to the convertible debt was arrived at through the use of the Lattice Bi-nominal Option Pricing Model and the following assumptions:

Year Ended December 31,
	2017	2016
Volatility	111.09% - 220.65%	–
Risk-free interest rate	0.51% - 1.76%	–
Expected term	.02-1	–

For the year-ended December 31, 2018, the Company has recorded derivative liabilities associated with convertible debt instruments, as more fully discussed at Note 11.

Note #	*	Issuance	Maturity	Rate	12/31/2017 Principal Balance	2018 Add Principal	2018 Principal Conversions	Shares issued upon conversion 2018	12/31/2018 Principal Balance	Total Interest expense for Year Ended 12/31/2018	Accrued Interest as of 12/31/2018	Conversion price
3	R	9/7/2011	9/7/2016	8%	50,000	–	–	–	50,000.00	4,055.56	24,055.56	Non-convertible
3-1	R	11/17/2011	11/17/2016	8%	50,000	–	–	–	50,000.00	4,055.56	24,055.56	Non-convertible
4		4/17/2014	6/17/2014	8%	–	–	–	–	–	–	–	$.005 per share
5		3/12/2009	3/12/2014	0%	10,989	–	–	–	10,989.00	–	–	Non-convertible
6		7/29/2015	11/26/2015	8%	–	–	–	–	–	–	–	50% of market, subject to change to $.01

1	R	8/21/2008	8/21/2009	12%	150,000	–	–	–	150,000.00	18,250.00	108,250.00	Short Term
2	R	3/11/2009	4/29/2014	12%	15,000	–	–	–	15,000.00	1,825.00	10,825.00	Short Term
7		2/9/2016	2/9/2017	15%	11,500	1,500.00	(4,515.00)	1,200,000	8,485.00	1,871.32	714.93	$.03 per share or 50% of market
7-1		10/28/2016	10/28/2017	15%	25,000	–	–	–	25,000.00	6,319.44	5,320.63	$.03 per share or 50% of market
8		3/8/2016	3/8/2017	15%	10,000	1,500.00	(10,000.00)	495,411	1,499.97	304.16	9,563.50	$.03 per share or 50% of market
9		9/12/2016	9/12/2017	10%	80,000	–	–	–	80,000.00	16,222.22	31,875.78	$.03 per share or 50% of market
10		1/24/2017	1/24/2018	10%	55,000	–	–	–	55,000.00	12,528.00	17,737.50	$.25 per share or 50% of market
11		1/27/2017	1/27/2018	15%	50,000	11,500.00	(58,802.00)	44,810,143	2,698.00	8,079.61	(0.00)	$.25 per share or 50% of market
11-1		2/21/2017	2/21/2018	15%	25,000	–	–	–	25,000.00	6,398.31	1,028.92	$.25 per share or 50% of market
11-2		3/16/2017	3/16/2018	15%	40,000	–	–	–	40,000.00	10,238.02	5,949.36	$.25 per share or 50% of market
12		4/6/2017	4/6/2018	15%	43,497	7,500.00	(19,000.00)	19,286,260	31,997.00	10,573.79	6,770.88	$.25 per share or 50% of market
13-1		4/21/2017	4/21/2018	5%	287,500	–	(115,500.00)	15,191,152	172,000.00	9,863.26	12,105.63	$.30 per share or 60% of the lowest trading price for 10 days
14		10/6/2017	7/6/2018	12%	82,500	5,112.65	(87,612.65)	66,879,492	–	6,288.42	0.00	40% of the lowest trading price for 10 days
15		11/2/2017	11/2/2018	8%	54,600	–	(54,600.00)	47,973,252	–	2,959.60	0.00	60% of the lowest trading price for 10 days

16		11/27/2017	11/27/2018	12%	53,800	115,917.00	(122,992.00)	176,451,571	–	105,034.90	0.00	60% of the lowest trading or bid (whichever is lower) price for 20 days

17		12/14/2017	12/14/2018	8%	43,478	–	(43,478.26)	8,248,054	–	1,979.02	0.00	60% of the lowest trading price for 10 days

18		1/19/2018	1/19/209	12%	–	83,500.00	–	–	83,500.00	10,159.17	10,159.17	60% of the lowest trading price for 20 days

19		2/21/2018	2/21/2019	8%	–	78,750.00	(78,750.00)	54,957,108	–	3,638.74	0	60% of the lowest trading price for 15 days

20		3/29/2018	3/29/2019	8%	–	100,000.00	(74,900.00)	145,598,889	25,100.00	6,579.82	2,672.82	60% of the lowest trading price for 15 days

21		4/9/2018	4/9/2019	10%	–	147,000.00	(16,794.00)	60,041,407	130,206.00	10,335.82	1,958.82	40% discount on the lowest trading price for previous 25 days

22		7/10/2018	1/10/2021	12%	–	1,040,000.00	–	–	1,040,000.00	63,786.67	63,786.67	$0.04/ share or 40% of the lowest bid price for prior 21 days

23		7/19/2018	12/31/2018	8%	–	43,478.26	(43,478.26)	14,373,526	–	79.90	–	60% of the lowest trading price for 10 days

24		7/19/2018	12/31/2018	8%	–	43,478.26	(43,478.26)	67,478,054	–	972.00	(0.00)	60% of the lowest trading price for 10 days

25		8/13/2018	2/13/2019	12%	–	126,560.00	(48,246.00)	101,177,885	78,314.00	6,068.14	1,724.14	$0.004/ share or 60% of the lowest trading price for prior 21 days

26		8/10/2017	1/27/2018	15%	–	–	–	–	20,000.00	1,533.33	1,533.33	$.25 per share or 50% of market

27-1-4		12/10/2018	12/10/2019	8%	–	108.000.00	–	–	108,000.00	504.00	504.00	60% of the lowest trading price for 10 days

28		12/5/2018	12/5/2019	8%	–	100,000.00	–	–	100,000.00	466.67	466.67	55% of the lowest trading price for 15 days

	Convertible	$861,875	$2,013,796	$(822,146)	824,162,204	$2,026,800	$302,784	$173,873
	Non-Convertible	$10,989	$–	$–	–	$10,989	$–	$–
SUMMARY	Related Party Convertible	$165,000	$–	$–	–	$165,000	$20,075	$119,075
	Related Party Non-Convertible	$100,000	$–	$–	–	$100,000	$8,111	$48,111
	Total	$1,137,864	$2,013,796	$(822,146)	824,162,204	$2,302,789	$330,970	$341,059

* R = Related Party